Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Share Capital [member]	Accumulated Other Comprehensive Income [member]	Contributed Surplus [member]	(Deficit) Retained Earnings [member]
Balance, beginning of year at Dec. 31, 2018		$ 152,084	$ (939)	$ 24,195	$ 44,951
Stock options exercised	$ 547	547
Transfer from contributed surplus on exercise of options	174	174
Currency translation adjustment	2,073		2,073
Share-based compensation expense				652
Transfer to share capital on exercise of options				(174)
Net loss	(3,995)				(3,995)
Dividends paid, ordinary shares					(5,078)
Balance, end of year at Dec. 31, 2019	214,490	152,805	1,134	24,673	35,878
Stock options exercised	0
Transfer from contributed surplus on exercise of options	0
Currency translation adjustment	766		766
Share-based compensation expense				436
Net loss	(77,397)				(77,397)
Balance, end of year at Dec. 31, 2020	$ 138,295	$ 152,805	$ 1,900	$ 25,109	$ (41,519)